Reconciliation between operating lease commitments disclosed under IAS 17 and lease liabilities recognized under IFRS 16 (Detail) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2019
Disclosure Of Reconciliation Of Finance Lease And Operating Lease By Lessee [Line Items]
Total undiscounted operating lease commitments as of 31 December 2018	$ 4,688
Leases with a remaining term of less than one year as of 1 January 2019	(18)
Excluded service components	(296)
Reassessment of lease term for extension or termination options	403
Total undiscounted lease payments	4,777
Discounted at a weighted average incremental borrowing rate of 3.07%	(744)
IFRS 16 transition adjustment	4,033
Finance lease liabilities as of 31 December 2018	24
Carrying amount of total lease liabilities as of 1 January 2019	$ 4,057	$ 3,943	[1]
Average incremental borrowing rate	3.07%
UBS AG
Disclosure Of Reconciliation Of Finance Lease And Operating Lease By Lessee [Line Items]
Total undiscounted operating lease commitments as of 31 December 2018	$ 4,546
Leases with a remaining term of less than one year as of 1 January 2019	(18)
Excluded service components	(296)
Reassessment of lease term for extension or termination options	424
Total undiscounted lease payments	4,657
Discounted at a weighted average incremental borrowing rate of 3.07%	(720)
IFRS 16 transition adjustment	3,937
Finance lease liabilities as of 31 December 2018	19
Carrying amount of total lease liabilities as of 1 January 2019	$ 3,956	$ 3,858	[2]
Average incremental borrowing rate	3.07%

[1]	Relates to the adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.
[2]	Relates to the adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.